UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: June 30, 2011
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 Check here if Amendment / /; Amendment Number:
                                                      ----------
   This Amendment (Check only one.):   / / is a restatement.
                                       / / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    American Beacon Advisors, Inc.
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Address: 4151 Amon Carter Blvd., MD  2450
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         Fort Worth , TX 76155
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Form 13F File Number:  28-
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Rosemary K. Behan
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Title: Vice President and General Counsel
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Phone: (817) 391-6170
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Signature, Place, and Date of Signing:

/s/ Rosemary K. Behan           Fort Worth, TX           July 20, 2011
----------------------         ----------------         ---------------
      [Signature]                [City, State]              [Date]


/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

 Form 13F File Number  Name

 28-       01006       Barrow, Hanley, Mewhinney & Strauss, LLC
 28-       05620       Brandes Investment Partners, LP
 28-       02204       Brandywine Global Investment Management, LLC
 28-       11166       Calamos Advisors LLC
 28-       11728       Causeway Capital Management LLC
 28-       06700       Dreman Value Management, LLC
 28-       12666       Evercore Asset Management, LLC
 28-       03578       Franklin Advisers, Inc.
 28-       10068       Hotchkis and Wiley Capital Management LLC
 28-       10469       Lazard Asset Management LLC
 28-       13608       Lee Munder Capital Group, LLC
 28-       04968       Massachusetts Financial Services Company
 28-       11866       Morgan Stanley Investment Management Inc.
 28-       11411       Opus Capital Group, LLC
 28-       03791       Pzena Investment Management, LLC
 28-       01074       Templeton Investment Counsel, LLC
 28-       00242       The Boston Company Asset Management, LLC
 28-       04884       The Renaissance Group LLC
 28-       03676       Winslow Capital Management, Inc.
 28-       11061       Zebra Capital Management, LLC
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

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0
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Form 13F Information Table Entry Total:      4
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Form 13F Information Table Value Total:   $1,600
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                                        (thousands)



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
                          FORM 13-F INFORMATION TABLE

      COLUMN 1               COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE     SHRS OR   SH/  PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
   NAME OF ISSUER         TITLE OF CLASS      CUSIP      (x$1000)   PRN AMT   PRN  CALL   DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

DEX ONE CORP              COM                25212W100     27     10,761      SH         SHARED-OTHER         10,761

E TRADE FINANCIAL CORP    NOTE 8/3           269246AZ7     320    240,000     PRN        SHARED-OTHER         240,000

HORIZON LINES INC.        NOTE 4.250% 8/1    44044KAB7     830    1,025,000   PRN        SHARED-OTHER         1,025,000

LIVE NATION
ENTERTAINMENT INC         NOTE 2.875% 7/1    538034AB5     423    450,000     PRN        SHARED-OTHER         450,000





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